Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap - Aria Energy LLC [Member] - USD ($) $ in Thousands	Sep. 14, 2021	Dec. 31, 2020
Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap [Line Items]
Natural gas swap asset – included in other noncurrent assets	$ 326
Natural gas swap liability – included in derivative liabilities		(1,268)
Natural gas swap – unrealized gain (loss)	1,129	(40)
Interest rate cap – unrealized loss		$ (95)